S000010024 [Member] Expense Example - The Kansas Tax-Free Intermediate Bond Fund - Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	$ 1,013